Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ETF TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2024
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2024